Note 13 - Pension Plans and Other Postretirement Benefits - Fair Value Measurements of Pension Plan Assets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Spire Missouri [Member]
Defined Benefit Plan Assets		$ 364.0	$ 336.2
Spire Alabama Inc [Member]
Defined Benefit Plan Assets		82.8	88.6
Pension Plan [Member]
Defined Benefit Plan Assets	$ 332.7	498.9	473.1
Pension Plan [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	235.9	364.0
Pension Plan [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	57.3	82.8
Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	89.9	129.1
Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	59.7	92.3
Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	18.0	22.6
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	242.8	369.8
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	176.2	271.7
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	39.3	60.2
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Assets	11.5	10.6
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	5.7	8.3
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	3.5	1.4
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	11.5	10.6
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	5.7	8.3
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	3.5	1.4
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member]
Defined Benefit Plan Assets	122.2	201.2
Pension Plan [Member] | Equity Funds [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	85.7	148.6
Pension Plan [Member] | Equity Funds [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	21.6	32.3
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	122.2	201.2
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	85.7	148.6
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	21.6	32.3
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member]
Defined Benefit Plan Assets	61.0	87.7
Pension Plan [Member] | Real Asset Funds [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	47.2	59.2
Pension Plan [Member] | Real Asset Funds [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	8.1	14.6
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	61.0	87.7
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	47.2	59.2
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	8.1	14.6
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Real Asset Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member]
Defined Benefit Plan Assets	42.3	58.4
Pension Plan [Member] | U S Bond Funds [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	29.4	38.4
Pension Plan [Member] | U S Bond Funds [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	7.7	12.3
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	42.3	58.4
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	29.4	38.4
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	7.7	12.3
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Bond Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member]
Defined Benefit Plan Assets	36.1	60.1
Pension Plan [Member] | U S Government Index Funds [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	24.6	45.6
Pension Plan [Member] | U S Government Index Funds [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	6.8	8.9
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	36.1	60.1
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	24.6	45.6
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	6.8	8.9
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | U S Government Index Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member]
Defined Benefit Plan Assets	59.6	80.9
Pension Plan [Member] | Global Funds Including U S [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	43.3	63.9
Pension Plan [Member] | Global Funds Including U S [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	9.6	13.3
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	59.6	80.9
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	43.3	63.9
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	9.6	13.3
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Pension Plan [Member] | Global Funds Including U S [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Assets	264.7	326.9	291.0
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	176.7	221.7	199.2
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	83.3	99.4	$ 87.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	181.4	227.5
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	176.7	221.7
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	83.3	99.4
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	83.3	99.4
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Assets	3.5	3.1
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	2.7	2.4
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	3.5	3.1
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	2.7	2.4
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member]
Defined Benefit Plan Assets	246.5	305.7
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	174.0	219.3
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	69.4	82.5
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	177.1	223.2
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	174.0	219.3
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	69.4	82.5
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	69.4	82.5
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Missouri [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | U S Stock Bond Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member]
Defined Benefit Plan Assets	14.7	18.1
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	13.9	16.9
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Assets	0.8	1.2
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Assets	13.9	16.9
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	13.9	16.9
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Assets	0.0	0.0
Other Postretirement Benefits Plan [Member] | Debt Security, Corporate, Non-US [Member] | Fair Value, Inputs, Level 3 [Member] | Spire Alabama Inc [Member]
Defined Benefit Plan Assets	$ 0.0	$ 0.0